Business Combinations - Summary of Cash Flow On Acquisition (Detail) - EUR (€) € in Thousands		12 Months Ended
	Apr. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 14, 2021
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		€ (21,365)	€ (21,365)
Cash and cash equivalents			41,178
Acquisition of businesses, net of cash acquired		(7,282)	(19,813)	€ (29,835)
Verno Holdings Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	€ (1,103)
Cash and cash equivalents	8,385
Acquisition of businesses, net of cash acquired	€ 7,282
Raging River Trading Proprietary Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		(2,103)	(2,103)
Cash and cash equivalents			10,301
Acquisition of businesses, net of cash acquired			8,198
Webhost Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		(2,900)	(2,900)
Cash and cash equivalents			1,038
Acquisition of businesses, net of cash acquired			(1,862)
Partner Media Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		(700)	(700)
Cash and cash equivalents			732
Acquisition of businesses, net of cash acquired			32
Buffalo Partners Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		(2,515)	(2,515)
Cash and cash equivalents			4,887
Acquisition of businesses, net of cash acquired			2,372
Digiproc Consolidated Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		(9,200)	(9,200)
Cash and cash equivalents			5,916
Acquisition of businesses, net of cash acquired			(3,284)
Digiprocessing (Mauritius) Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid			0
Cash and cash equivalents			30
Acquisition of businesses, net of cash acquired			30
Raichu Investments Proprietary Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		(1,497)	(1,497)
Cash and cash equivalents			1,162
Acquisition of businesses, net of cash acquired			(335)
Red Interactive Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		(2,200)	(2,200)
Cash and cash equivalents			3,353
Acquisition of businesses, net of cash acquired			1,153
Haber Investments Limited 1
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid			0
Cash and cash equivalents			13,759
Acquisition of businesses, net of cash acquired			13,759
Smart Business Solutions S.A.
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		(8)	(8)
Cash and cash equivalents			0
Acquisition of businesses, net of cash acquired			(8)
TheSpike.GG
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid		€ (242)	(242)		€ (200)
Cash and cash equivalents			0
Acquisition of businesses, net of cash acquired			€ (242)